UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):        [ ] is a restatement
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     White River Investment Partners, LLC
Address:  2288 Union Street
          San Francisco, CA  94123

Form 13F File Number:  028-12790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Allen Benello
Title:    Managing Partner
Phone:    415/440-1659

Signature, Place and Date of Signing:


     /s/ Allen Benello            San Francisco, CA      November 15, 2010
---------------------------   ------------------------   -----------------
        [Signature]                 [City, State]              [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        18

Form 13F Information Table Value Total:   $63,921 [thousands]



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
WHITE RIVER INVESTMENT PARTNERS, LLC
FORM 13F INFORMATION TABLE - THIRD QUARTER 2010

                                 TITLE                           SHARES
                                  OF                   VALUE    PRINCIPAL  SH/ PUT/  INVSMT  OTH     VOTING AUTHORITY
NAME OF ISSUER                   CLASS      CUSIP     (x$1000)   AMOUNT    PRN CALL  DSCRTN  MGRS   SOLE  SHARED  NONE
======================================================================================================================

AMERICREDIT CORP                 EQUITY   03060R101   $  1,402    57,337   SH         SOLE         57,337
BRIDGEPOINT EDUCATION INC        EQUITY   10807M105   $  2,175   140,700   SH         SOLE        140,700
ANHEUSER-BUSCH INBEV SPN ADR     EQUITY   03524A108   $ 11,750   200,000   SH         SOLE        200,000
CYPRESS BIOSCIENCE INC           EQUITY   232674507   $    289    75,000   SH         SOLE         75,000
DUPONT FABROS TECHNOLOGY         EQUITY   26613Q106   $  4,527   180,000   SH         SOLE        180,000
DG FASTCHANNEL INC               EQUITY   23326R109   $  3,480   160,000   SH         SOLE        160,000
DEVRY INC                        EQUITY   251893103   $  2,460    50,000   SH         SOLE         50,000
EDUCATION MANAGEMENT CORP        EQUITY   28140M103   $    587    40,000   SH         SOLE         40,000
ICICI BANK LTD-SPON ADDR         EQUITY   45104G104   $  3,988    80,000   SH         SOLE         80,000
MCAFEE INC                       EQUITY   579064106   $  6,522   138,000   SH         SOLE        138,000
PACTIV CORPORATION               EQUITY   695257105   $  1,881    57,028   SH         SOLE         57,028
REIS INC                         EQUITY   75936P105   $    422    66,000   SH         SOLE         66,000
REPUBLIC SERVICES INC            EQUITY   760759100   $ 11,129   365,000   SH         SOLE        365,000
SOLAR CAPITAL LTD                EQUITY   83413U100   $  2,332   108,696   SH         SOLE        108,696
TOTAL SA-SPON ADR                EQUITY   89151E109   $  6,579   127,500   SH         SOLE        127,500
UNIVERSAL TECHNICAL INSTITUT     EQUITY   913915104   $  3,198   163,600   SH         SOLE        163,600
BP PLC-SPONS ADR                 EQUITY   055622904   $    615    87,500   SH  CALL   SOLE         87,500
SPX                              EQUITY   784635954   $    585    10,500   SH  PUT    SOLE         10,500